DERIVATIVE WARRANT LIABILITY - Schedule of derivative warrant liability (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 50,443
Ending balance	$ 94,596
Derivative warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		$ 15,589
Issuance			$ 40,151
Fair value adjustment		64,723	(24,900)
Settlement		(16,151)
Foreign exchange		(1,204)	338
Ending balance		$ 62,957	$ 15,589